Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	$ (32,397)	$ (42,586)	$ (36,568)
Unrealized gains (losses) on derivative instruments	12,375	(2,096)	22,568
Gain (loss) on derivative instruments, net	(20,022)	(44,682)	(14,000)
Interest rate swap agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(28,968)	(39,406)	(38,089)
Unrealized gains (losses) on derivative instruments	14,768	4,204	18,868
Gain (loss) on derivative instruments, net	(14,200)	(35,202)	(19,221)
Interest rate swaption agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	0
Unrealized gains (losses) on derivative instruments	(783)
Gain (loss) on derivative instruments, net	(783)
Interest rate swap agreements termination [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	0	(2,319)
Unrealized gains (losses) on derivative instruments	0
Gain (loss) on derivative instruments, net	0	(2,319)
Toledo Spirit time-charter derivative [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(3,429)	(861)	1,521
Unrealized gains (losses) on derivative instruments	(1,610)	(6,300)	3,700
Gain (loss) on derivative instruments, net	$ (5,039)	$ (7,161)	$ 5,221